Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Currently payable:
U.S. taxes	$ 2,023	$ 2,392	$ 2,063
International taxes	1,277	1,133	1,194
Total currently payable	3,300	3,525	3,257
Deferred:
U.S. taxes	(120)	(690)	(4)
International taxes	81	(146)	360
Total deferred	(39)	(836)	356
Provision for taxes on income	$ 3,261	$ 2,689	$ 3,613